Risks and Concentration	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Concentration
4 RISKS AND CONCENTRATION

(a)	Concentration of credit risk
Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and loan receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of March 31, 2019 and 2020, all of the Group’s cash and cash equivalents, restricted cash, and short-term investments were held with major financial institutions located in the PRC and Hong Kong which management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these PRC banks is remote. Loan receivables are derived from loan to merchants and consumers in the PRC. The risk with respect to loan receivable is mitigated by credit evaluations the Group performs on merchants and consumers and its ongoing monitoring process of outstanding balances.

(b)	Concentration of customers and suppliers
There were no customers or suppliers whose revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended March 31, 2018, 2019 and 2020.

(c)	Foreign currency exchange rate risk
The Group is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. For the years ended March 31, 2018, 2019 and 2020, such affected monetary assets primarily included cash and cash equivalents denominated in US$. In July 2005, the PRC government changed its decades-old
policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 7.1% between March 31, 2018 and 2019. The depreciation of the RMB against the US$ was approximately 5.2% between March 31, 2019 and 2020. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

(d)	Certain risks and uncertainties
In the first quarter of 2020, the outbreak of the
COVID-19
pandemic caused delays in the delivery of the merchandise sold on the
e-commerce
platforms of the Group. Although the delivery timing has been gradually returning to normal in the second quarter of 2020, if the impact of
COVID-19
is prolonged or worsens further, the merchandise delivery timing may still be disrupted. In addition, the quarantine measures enforced during the
COVID-19
pandemic have likely decreased people’s need and willingness to shop for fashion merchandise, which may lead to reduced traffic and transaction volume on the Group’s platform. In the event that this pandemic cannot be effectively and timely contained, such trend may continue and further impact the Group’s user traffic, which will adversely affect the financial performance of the Group.
The duration of the business disruption and the resulting reduced productivity and user engagement and financial impact will likely negatively affect the financial results of the Group for the year ended March 31, 2021, and the impact on the financial performance of the Group for the period beyond the year ended March 31, 2021 cannot be reasonably estimated at this time. The extent to which this outbreak impacts the results of the Group will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of this outbreak and the actions to contain this outbreak or treat its impact, among others.